Related party transactions (Details Textual) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended		3 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Mar. 05, 2014	Feb. 03, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement	$ 6,700,000	$ 6,500,000	$ 7,100,000	$ 3,100,000
Repayments of Short-term Debt					25,400,000	0	0
Related Party Transaction, Rate					5.88%
Debt, Weighted Average Interest Rate					4.48%	4.29%					4.29%
Due from Officers or Stockholders, Current					143,241,000	0					0
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus a margin of 4.0%
Line of Credit Facility, Current Borrowing Capacity								85,000,000
Line of Credit Facility, Commitment Fee Percentage								1.40%
Non Budgeted Expenses [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement				3,100,000
Warranty Provision [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement				2,000,000
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications					5,000,000
Environmental Indemnifications, Description					No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Hoegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.
$48.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate						9.00%
Interest Payable						1,000,000					1,000,000
Repayments of Notes Payable									48,500,000
Due to Officers or Stockholders						49,500,000					49,500,000
$101.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate						9.00%
Interest Payable						2,100,000					2,100,000
Debt Conversion, Converted Instrument, Amount										101,500,000
Due to Officers or Stockholders						103,600,000					103,600,000
$40.0 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Interest Payable						300,000					300,000
Due to Officers or Stockholders						40,300,000					40,300,000
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement	6,700,000	6,500,000
Interest Income, Related Party					3,241,000
Repayments of Short-term Debt									25,400,000
Related Party Transaction, Rate					5.88%
Due from Officers or Stockholders, Current					140,000,000
Hoegh LNG and Subsidiaries [Member] | $48.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						48,500,000					48,500,000
Hoegh LNG and Subsidiaries [Member] | $101.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						101,500,000					101,500,000
Hoegh LNG and Subsidiaries [Member] | $40.0 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 40,000,000					40,000,000
PT Hoegh LNG Lampung [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis											LIBOR plus a margin of 3.2%
PT Hoegh LNG Lampung [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Term								3 years
PT Hoegh LNG Lampung [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate											3.20%